[LOGO]
[THE HARTFORD]

May 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information, reflected in Exhibit A, that would have been filed on behalf of the Registrant under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 29, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1779.

Very truly yours,

/s/ Elizandra Barbosa-Souto

Elizandra Barbosa-Souto
Paralegal

Exhibit A

Union Security Life Insurance Company of New York Separate Account A

File No. 033-71686	Masters
File No. 333-20343	TD Waterhouse
File No. 033-71688	Opportunity

Union Security Insurance Company Variable Account D

File No. 033-73986	Wells Fargo Passage
File No. 033-63935	TD Waterhouse
File No. 033-37577	Masters
Masters +
File No. 333-43799	EmPower
File No. 333-79701	Income Preferred
File No. 333-43886	Union Security Variable Annuity
File No. 033-19421	Opportunity
Opportunity +
File No. 333-65233	Triple Crown